AST Horizon Growth Asset Allocation Portfolio
SUMMARY: AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the AST J.P. Morgan Global Thematic Portfolio (the AST J.P. Morgan Portfolio or the Portfolio) is to seek capital appreciation consistent with its specified level of risk tolerance.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges incurred in connection with your variable insurance policy or variable annuity contract (together the contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST Horizon Growth Asset Allocation Portfolio
Management Fees	[1]	0.95%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.15%
Acquired Fund Fees and Expenses	[1]	none
Total Annual Portfolio Operating Expenses	[1]	1.10%
[1]	Effective August 20, 2012, the AST Horizon Growth Asset Allocation Portfolio will change its subadviser, investment objective, policies, strategy, expense structure, and its name to the AST J.P. Morgan Global Thematic Portfolio. The fees and expenses identified in this table reflect these changes and are estimates based in part on assumed average daily net assets of $1.5 billion for the Portfolio (i.e., the approximate amount of the Portfolio's net assets as of December 31, 2011) for the fiscal year ending December 31, 2012.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST J.P. Morgan Global Thematic Portfolio	112	350	606	1,340

Portfolio Turnover.
The AST J.P. Morgan Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 131% of the average value of its portfolio. As described above, the Portfolio was known as the AST Horizon Growth Asset Allocation Portfolio during the most recent fiscal year ended December 31. As a result, the portfolio turnover rate above reflects the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST Horizon Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the AST J.P. Morgan Portfolio's current subadviser, investment objective, policies, strategy, and expense structure.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The AST J.P. Morgan Portfolio will provide exposure to a long-term strategic asset allocation while having the flexibility to express shorter-term tactical views by capitalizing upon market opportunities globally. The AST J.P. Morgan Portfolio will invest across a broad range of asset classes, including, without limitation, domestic equity and debt, international and global developed equity, emerging markets equity and debt, high yield debt, convertible bonds, and real estate investment trusts. The New Subadviser will seek to achieve the AST J.P. Morgan Portfolio's investment objective by utilizing a select spectrum of investment strategies that have been developed within the J.P. Morgan organization. The AST J.P. Morgan Portfolio will invest primarily in individual securities in order to meet its investment objective and will also utilize derivative instruments for tactical positioning and risk management, including futures contracts on securities, financial indices and foreign currencies and options on such contracts and may invest in options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. Other types of derivatives in which the Portfolio may invest include participation notes ("P-Notes") or Low Exercise Price Warrants ("LEPWs") or similar instruments as a way to access certain non-U.S. markets. These instruments are derivative securities which provide investors with economic exposure to an individual stock, basket of stocks, or equity.

Under normal circumstances, approximately 65% of the AST J.P. Morgan Portfolio's net assets will be invested to provide exposure to equity securities and approximately 35% of its net assets will be invested to provide exposure to fixed-income securities. Depending on market conditions, such equity exposure may range between 55-75% of the AST J.P. Morgan Portfolio's net assets and such fixed-income exposure may range between 25-45% of its net assets. Such exposures may be obtained through: (i) the purchase of "physical" securities (e.g., common stocks, bonds, etc.); (ii) the use of derivatives (e.g., option and futures contracts on indices, securities, and commodities, currency forwards, etc.); and (iii) the purchase of Underlying ETFs. More specific information regarding the AST J.P. Morgan Portfolio's minimum, neutral, and maximum exposures to various asset classes under normal circumstances is set forth below.

Asset Class	Minimum Exposure		Neutral Exposure	Maximum Exposure
Equities
U.S. Equity	24.50%		36.50%	48.50%
REITs	0.50%		4.50%	8.50%
Developed Intl. Equity	2.0%		12.0%	22.0%
Emerging Intl. Equity	2.0%		8.0%	14.0%
Global Convertibles	0.0%		4.0%	8.0%
Total Equities	55	%*	65%	75	%**
Fixed-Income
U.S. Core Fixed Income	20.0%		30.0%	40.0%
U.S. "High Yield"	0.0%		3.0%	11.0%
Emerging Market Debt	0.0%		2.0%	6.0%
Total Fixed-Income	25	%***	35%	45	%****

* Notwithstanding the individual minimum exposures for the various equity segments, the minimum combined exposure to equity investments is 55% of the AST J.P. Morgan Portfolio's net assets.

** Notwithstanding the individual maximum exposures for the various equity segments, the maximum combined exposure to equity investments is 75% of the AST J.P. Morgan Portfolio's net assets.

*** Notwithstanding the individual minimum exposures for the various fixed-income segments, the minimum combined exposure to fixed-income investments is 25% of the AST J.P. Morgan Portfolio's net assets. Fixed income futures may also be utilized for duration management and are not considered to have a notional market value and therefore are not included within the above ranges.

**** Notwithstanding the individual maximum exposures for the various fixed-income segments, the maximum combined exposure to fixed-income investments is 45% of the AST J.P. Morgan Portfolio's net assets. Fixed income futures may also be utilized for duration management and are not considered to have a notional market value and therefore are not included within the above ranges.

Subject to the overall exposures shown above, more specific information regarding the AST J.P. Morgan Portfolio's normal minimum, neutral, and maximum exposures to various sub-asset classes is set forth below.

Sub-Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Total Non-U.S. Assets	15.0%	25.25%	35.0%
Total REITs & Emerging Intl. Equity	5.0%	12.50%	20.0%
Total High Yield & Small-Cap Equity	0.0%*	6.0%	15.0%

* The minimum exposure applies to physical securities only. By using derivatives in small-cap equity, the minimum exposure may fall below 0%.
Principal Risks of Investing in the AST J.P. Morgan Portfolio.
The risks identified below are the principal risks of investing in the AST J.P. Morgan Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the AST J.P. Morgan Portfolio. An investment in the AST J.P. Morgan Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the AST J.P. Morgan Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset Transfer Program Risk. The AST J.P. Morgan Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the AST J.P. Morgan Portfolio and other portfolios (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the AST J.P. Morgan Portfolio and subject the AST J.P. Morgan Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the AST J.P. Morgan Portfolio's investment performance by requiring the New Subadviser to purchase and sell securities at inopportune times and by otherwise limiting their ability to fully implement their investment strategies. In addition, these predetermined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the AST J.P. Morgan Portfolio compared to other similar funds.

Commodity Risk. A commodity-linked derivative instrument is an financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instrument historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and have may be volatile than the prices of investments in traditional equity and debt securities.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) to a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the AST J.P. Morgan Portfolio that exceed the amount it originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the AST J.P. Morgan Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity Securities Risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the AST J.P. Morgan Portfolio could go down and investors could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the AST J.P. Morgan Portfolio invests could go down.

Expense Risk. The actual cost of investing in the AST J.P. Morgan Portfolio may be higher than the expenses shown above in this Memorandum for a variety of reasons, including, for example, if the AST J.P. Morgan Portfolio's average net assets decreases significantly.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the AST J.P. Morgan Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the AST J.P. Morgan Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: adverse changes in currency exchange rates may negatively affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the AST J.P. Morgan Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-Yield Risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Market and Management Risk. Markets in which the AST J.P. Morgan Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by the New Subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the New Subadviser in making investment decisions for the AST J.P. Morgan Portfolio may not produce the desired results.

Mortgage-Backed Securities Risk. A mortgage-backed security is a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Participation Notes (P-Notes) Risk. The AST J.P. Morgan Portfolio may gain exposure to securities traded in foreign markets through investments in P-notes. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to an underlying common stock or other security. An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underling security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, the AST J.P. Morgan Portfolio must rely on the creditworthiness of the counterparty for its investment returns on the P-notes and would have no rights against the issuer of the underlying security. Additionally, there is no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Recent Events Risk. The ongoing financial and debt crises have caused significant declines in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the New Subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments have increased deficit spending while the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real Estate Risk. Investments in real estate investment trusts (RETTs) and real estate-linked derivative instruments will subject the AST J.P. Morgan Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
Past Performance.
Prior to August 20, 2012 the Portfolio was known as the AST Horizon Growth Asset Allocation Portfolio. Effective August 20, 2012 the Portfolio replaced the old subadviser (Horizon) with a new subadviser, changed its investment objective, policies, strategy, and expense structure. The performance figures furnished below reflect the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST Horizon Growth Asset Allocation Portfolio and is not representative in any way whatsoever of the Portfolio's current subadviser, investment objective, policies, strategy, and expense structure.

A number of factors, including risk, affected how the former AST Horizon Growth Asset Allocation Portfolio performed. The bar chart and table provides some indication of the risks of investing in the former AST Horizon Growth Asset Allocation Portfolio by showing changes in its performance from year to year and by showing how its average annual returns for 1 year, 3 years, and since inception of the Portfolio compared with those of a broad measure of market performance. Past performance does not mean that the former AST Horizon Growth Asset Allocation Portfolio or the current AST J.P. Morgan Global Thematic Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the AST Horizon Growth Asset Allocation Portfolio's average annual returns compared to the returns of a custom blended stock index which includes the stocks of companies with similar investment objectives. The AST Horizon Growth Asset Allocation Portfolio's custom blended stock index consists of the Russell 3000 Index (60%), MSCI EAFE Index (10%), and the Barclays Capital Aggregate Bond Index (30%). The Investment Managers determined the weight of each index comprising the blended indexes.
Average Annual Returns

Best Quarter	Worst Quarter
2nd Quarter of 2009 15.34%	4th Quarter of 2008 -15.73%

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 year	Since Inception	Inception Date
AST Horizon Growth Asset Allocation Portfolio	(0.57%)	0.34%	Nov. 19, 2007
AST Horizon Growth Asset Allocation Portfolio Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(1.77%)	Nov. 19, 2007
AST Horizon Growth Asset Allocation Portfolio Blended Index (reflects no deduction for fees, expenses or taxes)	1.99%	0.67%	Nov. 19, 2007